Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

CLEARSHARES ULTRA-SHORT MATURITY ETF (OPER)
(the “Fund”)

December 3, 2019

Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated September 30, 2019
Effective immediately, the address of the Fund’s investment adviser, ClearShares LLC (the “Adviser”) is 777 3rd Avenue, Suite 22C, New York, New York 10017. All references to the Adviser’s address in the Prospectus and SAI are replaced with the new address.
Effective immediately, James Fortescue has joined Frank Codey as a co-portfolio manager to the Fund.
Effective immediately, the following information replaces the section entitled “Management—Portfolio Managers” on page 11 of the Prospectus:
Frank Codey, Chief Operating Officer of the Adviser, has been a portfolio manager of the Fund since June 2019.
James Fortescue, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since December 2019.
Effective immediately, the following information supplements the section entitled “Management—Portfolio Managers of the Ultra-Short Maturity ETF” beginning on page 21 of the Prospectus:
James Fortescue, Senior Portfolio Manager
Mr. Fortescue has been a senior portfolio manager for the Adviser since 2019 and is a founding partner and Chief Executive Officer of Piton Investment Management (“Piton”). He has over twenty years of experience building, operating and managing companies, investment portfolios and relationships in the financial services space. Prior to founding Piton in 2014, Mr. Fortescue most recently served as the Chief Operating Officer at Annaly Capital Management, Inc. (“Annaly”). He began his career at Annaly in 1995 and served there until 2014 in various roles including Head of Liabilities, Chief of Staff, Managing Director, Executive Vice President and was a member of Annaly’s Executive, Operations, and Risk Committees. Mr. Fortescue served on a Financial Stability Board panel in front of the G-20 at the Federal Reserve Bank of New York, a Markets Stability panel in front of the US Treasury Department and the Risk Management Association Securities Lending and Borrowing Legal & Regulatory Round Table. He received his B.S. in Finance from Siena College and attended the New York Institute of Finance for intense mortgage-backed securities studies.
Effective immediately, the following information replaces the first paragraph under the section entitled “Portfolio Managers” on page 26 of the SAI:
Brian Lockwood, CFA and Daniel Hughey, CFA, have been the portfolio managers for OCIO ETF since December 2019. Frank J. Codey has been a portfolio manager for Ultra-Short Maturity ETF since June 2019, and James Fortescue has been a portfolio manager for the Ultra-Short Maturity ETF since December 2019. As of December 1, 2019, the Portfolio Managers did not manage any other accounts for the Adviser other than the Funds.

Effective immediately, the following information replaces the section entitled “Portfolio Managers—Share Ownership” on page 26 of the SAI:
Share Ownership
The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 1, 2019, the portfolio managers owned Shares of the Funds as follows:

Portfolio Manager	Dollar Range of Equity Securities in the OCIO ETF	Dollar Range of Equity Securities in the Ultra-Short Maturity ETF
Brian Lockwood	None	$10,001 - $50,000
Daniel Hughey	None	None
Frank J. Codey	None	$500,001 - $1,000,000
James Fortescue	None	None

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.

CLEARSHARES ULTRA-SHORT MATURITY ETF (OPER)
(the “Fund”)

December 3, 2019

Supplement to the
Summary Prospectus dated September 30, 2019
Effective immediately, James Fortescue has joined Frank Codey as a co-portfolio manager to the Fund.
Effective immediately, the following information replaces the section entitled “Management—Portfolio Managers” on page 4 of the Summary Prospectus:
Frank Codey, Chief Operating Officer of the Adviser, has been a portfolio manager of the Fund since June 2019.
James Fortescue, Senior Portfolio Manager of the Adviser, has been a portfolio manager of the Fund since December 2019.

Please retain this Supplement with your Summary Prospectus for future reference.